Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments	Future minimum lease payments due are as follows:
Year Ended December 31,
2017	$268,199
2018	230,028
2019	209,709
2020	210,396
2021	212,502
Thereafter	112,893
Total minimum lease payments	$1,243,727